Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of total minimum lease payments
2022	$776
2023	788
2024	811
2025	590
2026	140
Thereafter	—
$3,105